Equity (Details 4) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Foreign currency translation adjustments, Pre-tax
Foreign currency translation adjustments arising during period, Pre-tax	¥ 77,815	¥ 43,429	¥ 62,024
Reclassification adjustments for gains and losses realized in net income, Pre-tax	(64)		134
Net unrealized gains (losses) from securities, Pre-tax
Unrealized holding gains (losses) arising during period, Pre-tax	5,035	4,567	156
Reclassification adjustments for gains and losses realized in net income, Pre-tax	(26)	(230)	88
Net gains (losses) from derivative instruments qualifying for cash flow hedges, Pre-tax
Unrealized gains (losses) arising during period, Pre-tax	(1,719)	(397)	93
Reclassification adjustments for gains and losses realized in net income, Pre-tax	28	(37)	196
Pension liability adjustment, Pre-tax
Actuarial gains arising during period, Pre-tax	(4,193)	1,072	(328)
Prior service credit (cost) arising during period, Pre-tax	226	74
Reclassification adjustments for actuarial gains and losses realized in net income, Pre-tax	93	119	130
Reclassification adjustments for prior service credit and cost realized in net income, Pre-tax	(207)	(157)	(152)
Other comprehensive income (loss), Pre-tax	76,988	48,440	62,341
Unrealized gains (losses) from securities, Tax benefit (expense)
Unrealized holding gains (losses) arising during period, Tax benefit (expense)	(1,774)	(1,440)	(56)
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)	8	83	(37)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Tax benefit (expense)
Unrealized gains (losses) arising during period, Tax benefit (expense)	654	153	(30)
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)	(11)	15	(90)
Pension liability adjustment, Tax benefit (expense)
Actuarial gains arising during period, Tax benefit (expense)	1,526	(378)	(93)
Prior service credit (cost) arising during period, Tax benefit (expense)	(20)	(14)
Reclassification adjustments for actuarial gains and losses realized in net income, Tax benefit (expense)	(26)	(35)	(45)
Reclassification adjustments for prior service credit and cost realized in net income, Tax benefit (expense)	67	57	55
Other comprehensive income (loss), Tax benefit (expense)	424	(1,559)	(296)
Foreign currency translation adjustments, Net-of-tax
Foreign currency translation adjustments arising during period, Net-of-tax	77,815	43,429	62,024
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	(64)		134
Unrealized gains (losses) from securities, Net-of-tax
Unrealized holding gains (losses) arising during period, Net-of-tax	3,261	3,127	100
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	(18)	(147)	51
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Net-of-tax
Unrealized gains (losses) arising during period, Net-of-tax	(1,065)	(244)	63
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	17	(22)	106
Pension liability adjustment, Net-of-tax
Actuarial gains (losses) arising during period, Net-of-tax	(2,667)	694	(421)
Prior service credit (cost) arising during period, Net-of-tax	206	60
Reclassification adjustments for actuarial gains and losses realized in net income, Net-of-tax	67	84	85
Reclassification adjustments for prior service credit and cost realized in net income, Net-of-tax	(140)	(100)	(97)
Total other comprehensive income (loss)	¥ 77,412	¥ 46,881	¥ 62,045